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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                  January  23, 2001


VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

     Re:  New England Variable Annuity Separate Account
          File No. 33-85442 - (American Growth Series)
          Rule 497(j) Certification
          ---------------------------------------------

Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of a profile, the prospectus, two prospectus supplements and two statements of additional information ("SAIs") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the profile, prospectus, prospectus supplements and SAIs contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on January 19, 2001.

     If you have any questions, please contact me at (617) 578-3514.

                                  Sincerely,



                                  Michele H. Abate